As filed with the Securities and Exchange Commission on November 19, 2014

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 13	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Senior Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplement dated November 19, 2014 to the Virtus Alternative Solutions Trust prospectus dated April 22, 2014, as supplemented and revised September 8, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Alternative Total Solutions Fund
3.	Supplement dated November 19, 2014 to the Virtus Alternative Solutions Trust Statement of Additional Information (“SAI”) dated September 8, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Alternative Total Solutions Fund
4.	Part C
5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Alternative Total Solutions Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class R6 Shares to this fund.

But for the supplemental disclosure filed herewith, Part A of Registrant’s Pre-Effective Amendment No. 6 to its registration statement filed on April 21, 2014, as supplemented and revised on September 8 , 2014, and Parts A and B of Registrant’s Post-Effective Amendment No. 4 to its registration statement filed on September 8, 2014, are incorporated by reference herein and this Post-Effective Amendment No. 7 is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Alternative Total Solutions Fund.

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the Summary and

Statutory Prospectuses dated April 22, 2014, as supplemented and revised September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VATRX in the row for Virtus Alternative Total Solution Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees(a)	1.95%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses(b)
Dividend and Interest Expenses on Short Sales	0.58%
Remaining Other Expenses	1.20%
Total Other Expenses(b)	1.78%
Total Annual Fund Operating Expenses	3.73%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.80)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	2.93%

(a) Includes management fees paid by the Subsidiary.

(b) Estimated for current fiscal year, as annualized.

(c) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.35% for Class R6 Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years
Class R6	Sold or Held	$296	$1,067

The disclosure under “Purchase and Sale of Fund Shares” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information prior to the last paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.

The disclosure under “Payments to Broker-Dealers and Other Financial Intermediaries” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information:

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “More Information About Fund Expenses” on page 23 of the statutory prospectus, the table in this section is hereby revised to add a column entitled “Class R6 Shares” and to include 2.35% in the row for the fund and to include “N/A” in the new Class R6 column in each of the rows for the other funds named in the table.

Under “What are the classes and how do they differ?” on page 54 of the statutory prospectus, the first sentence is revised to indicate that “each fund offers from three to four classes of shares.” Additionally, the table in this section is hereby revised to add a column entitled “Class R6” and to include “None” in the row for the fund and to include “N/A” in the new Class R6 column in each of the rows for the other funds named in the table.

The following disclosure is hereby added under “What arrangement is best for you?” on page 54 of the statutory prospectus after the description of Class I Shares:

Class R6 Shares (Virtus Alternative Total Solution Fund only). Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “Compensation to Dealers” on page 58 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “Opening an Account” on page 59 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

The section “How to Buy Shares” on page 61 of the statutory prospectus is hereby replaced with the following :

How to Buy Shares

Class A Shares, Class C Shares and Class I Shares

To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the funds. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the funds. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the funds. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to buy Class R6 Shares.

All Share Classes

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

The section “How to Sell Shares” on page 61 of the statutory prospectus is hereby replaced with the following :

How to Sell Shares

Class A Shares, Class C Shares and Class I Shares

To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

All Share Classes

You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds' Transfer Agent or an authorized agent. In the case of a Class C Share redemption and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

The section “Things You Should Know When Selling Shares” on page 62 of the statutory prospectus is hereby replaced with the following :

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.

Class A Shares, Class C Shares and Class I Shares

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record.To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.

Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.
•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.
•	The name or address on the account has changed within the last 30 days.
•	You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy or sell Class R6 Shares.

All Share Classes

Payment of Redemptions In Kind

Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 ATS AddRShares (11/14)

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the

Statement of Additional Information (“SAI”) dated September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the SAI is hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the SAI is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VATRX in the row for Virtus Alternative Total Solution Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Under “Other Virtus Mutual Funds” on page 11, the rows shown below are hereby revised to indicate that each of these funds offers Class R6 Shares, leaving blank the new Class R6 column in each of the rows for the other funds named in the table:

Trust	Fund	Class/Shares
R6
Virtus Equity Trust	Mid-Cap Value Fund	X
	Small-Cap Core Fund	X
Virtus Insight Trust	Emerging Markets Opportunities Fund	X
Virtus Opportunities Trust	Dynamic AlphaSector Fund	X
	Foreign Opportunities Fund	X
	Multi-Sector Intermediate Bond Fund	X
	International Small-Cap Fund	X
	Premium AlphaSector Fund	X
	Real Estate Securities Fund	X

Under “Investment Advisory Agreement and Expense Limitation Agreement” on page 82 , the table showing expense limitations is hereby revised to include the following information regarding expense limitations applicable to the new Class R6 Shares for the fund indicated:

Fund	Class R6 Shares
Alternative Total Solution Fund	2.35%

Under “Dealer Concessions” beginning on page 86, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

The disclosure under “How to Buy Shares” on page 98 is hereby revised to include the following information after the first paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

The following disclosure is hereby added under “Alternative Purchase Arrangement?” on page 99 of the SAI after the description of Class I Shares:

Class R6 Shares

Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “How to Redeem Shares” on page 102 of the SAI, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034B SAI ATS AddRShares (11/14)

VIRTUS ALTERNATIVE SOLUTIONS TRUST PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
1.	Amended and Restated Agreement and Declaration of Trust of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit a.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

(b)	Bylaws.
1.	Amended and Restated By-Laws of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit b.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

(c)	Reference is made to Articles III, V and VI of Registrant’s Agreement and Declaration of Trust and Articles II, VII and VIII of Registrant’s By-Laws. See Exhibits (a) and (b).

(d)	Investment Advisory Contracts.
1.	Investment Advisory Agreement between the Registrant and Virtus Alternative Investment Advisers, Inc. (“VAIA”) effective February 19, 2014, filed via EDGAR (as Exhibit d.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.
a)	First Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective September 8, 2014, filed via EDGAR with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

2.	Subadvisory Agreement between VAIA and Armored Wolf, LLC (“Armored Wolf”) with respect to Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

3.	Subadvisory Agreement between VAIA and Ascend Capital LLC (“Ascend”) with respect to Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.3) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

4.	Subadvisory Agreement between VAIA and Brigade Capital Management, LLC (“Brigade”) with respect to Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.4) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

5.	Subadvisory Agreement between VAIA and Cliffwater with respect to Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.5) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

6.	Subadvisory Agreement between VAIA and Credit Suisse Asset Management, LLC (“Credit Suisse”) with respect to Virtus Alternative Inflation Solution Fund filed via EDGAR (as Exhibit d.6) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

7.	Subadvisory Agreement between VAIA and Graham Capital Management, L.P. (“GCM”) with respect to Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.7) with Pre-effective Amendment No. 5 (File No. 333-191940) to the Registration Statement on April 16, 2014, and incorporated herein by reference.

8.	Subadvisory Agreement between VAIA and Harvest Fund Advisors LLC (“Harvest”) with respect to Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.7) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

9.	Subadvisory Agreement between VAIA and ICE Canyon LLC (“ICE Canyon”) with respect to Virtus Alternative Income Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.9) with Pre-effective Amendment No. 5 (File No. 333-191940) to the Registration Statement on April 16, 2014, and incorporated herein by reference.

10.	Subadvisory Agreement between VAIA and LaSalle Investment Management Securities, LLC (“LaSalle”) with respect to Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.10) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

11.	Subadvisory Agreement between VAIA and Lazard Asset Management LLC (“Lazard”) with respect to Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.11) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

12.	Subadvisory Agreement between VAIA and MAST Capital Management, LLC (“MAST”) with respect to Virtus Alternative Income Solution Fund and Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.12) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

13.	Subadvisory Agreement between VAIA and Owl Creek Asset Management, L.P. with respect to Virtus Alternative Total Solution Fund filed via EDGAR (as Exhibit d.13) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

14.	Investment Advisory Agreement between VAIA and VATS Offshore Fund, Ltd. (“VATS”) filed via EDGAR (as Exhibit d.14) with Pre-effective Amendment No. 5 (File No. 333-191940) to the Registration Statement on April 16, 2014, and incorporated herein by reference.

15.	Subadvisory Agreement between VAIA and Cliffwater with respect to VATS filed via EDGAR (as Exhibit d.15) with Pre-effective Amendment No. 5 (File No. 333-191940) to the Registration Statement on April 16, 2014, and incorporated herein by reference.

16.	Subadvisory Agreement between VAIA and GCM with respect to VATS filed via EDGAR (as Exhibit d.16) with Pre-effective Amendment No. 5 (File No. 333-191940) to the Registration Statement on April 16, 2014, and incorporated herein by reference.

17.	Subadvisory Agreement between VAIA and Newfleet Asset Management, LLC (“Newfleet”) with respect to Virtus Strategic Income Fund filed via EDGAR with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

(e)	Underwriting Agreement
1.	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”) dated February 19, 2014, filed via EDGAR (as Exhibit e.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers (April 1, 2014), filed via EDGAR (as Exhibit e.2) with Post-effective Amendment No. 99 to the Registration Statement of Virtus Equity Trust (“VET”) (File No. 002-16590) on July 28, 2014, and incorporated herein by reference.

(f)	None.

(g)	Custodian Agreement
1.	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.
a)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.
a)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

(h)	Other Material Contracts
1.	Transfer Agency and Service Agreement between Registrant and Virtus Fund Services, LLC (“Virtus Fund Services”) effective February 19, 2014, filed via EDGAR (as Exhibit h.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among VET, Virtus Insight Trust (“VIT”), Virtus Opportunities Trust (“VOT”), VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to the Registration Statement of VIT (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

a)	Adoption and Amendment Agreement among the Registrant, VET, VIT, VOT Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference..

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective November 12, 2014, to be filed by amendment.

3.	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a) First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to the Registration Statement of VOT (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to the Registration Statement of VOT (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VOT, Virtus Variable Insurance Trust (“VVIT”), VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Amended Exhibit B to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VOT, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated November 17, 2014, filed via EDGAR herewith.

5.	Amended and Restated Expense Limitation Agreement between the Registrant and VAIA, effective September 8, 2014, filed via EDGAR (as Exhibit h.5) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

6.	*Form of Indemnification Agreement with each trustee of Registrant, effective as of December 5, 2013, filed via EDGAR herewith.

(i)	Legal Opinion

1.	*Opinion of Counsel as to legality of the shares filed via EDGAR herewith.
2.	*Consent of Sullivan & Worcester filed via EDGAR herewith.

(j)	*Consent of Independent Registered Public Accounting Firm filed via EDGAR herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) filed via EDGAR (as Exhibit m.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a) Amendment No. 1 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

2.	Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2) with Pre-effective Amendment No. 3 (File No. 333- 191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a) Amendment No. 1 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

(n)	*Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR herewith.

(o)	Reserved

(p)	Code of Ethics
1.	Amended and Restated Code of Ethics of the Registrant and other Virtus Funds dated March 25, 2014, filed via EDGAR (as Exhibit p.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VAIA, VP Distributors, Cliffwater, Newfleet and other Virtus Affiliates dated July 1, 2014, filed via EDGAR (as Exhibit p.2) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

3.	Code of Ethics of subadviser Armored Wolf effective April 1, 2014, filed via EDGAR (as Exhibit p.3) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

4.	Code of Ethics of subadviser Ascend dated March 2014, filed via EDGAR (as Exhibit p.4) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

5.	Code of Ethics of subadviser Brigade (as Exhibit p.5) effective January 1, 2014, filed via EDGAR with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

6.	*Code of Ethics of subadviser Credit Suisse filed via EDGAR herewith.

7.	Code of Ethics of subadviser GCM effective July 2013, filed via EDGAR (as Exhibit p.7) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

8.	Code of Ethics of subadviser Harvest dated August 9, 2013, filed via EDGAR (as Exhibit p.8) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

9.	Code of Ethics of subadviser ICE Canyon dated February 10, 2014, filed via EDGAR (as Exhibit p.9) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

10.	Code of Ethics of subadviser LaSalle effective October 22, 2013, to be filed by amendment.

11.	Code of Ethics of subadviser Lazard dated September 2012, filed via EDGAR (as Exhibit p.11) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

12.	Code of Ethics of subadviser MAST filed via EDGAR (as Exhibit p.12) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

13.	*Code of Ethics of subadviser Owl Creek dated March 2014, filed via EDGAR herewith.

(q)	Power of Attorney for all Trustees, dated February 10, 2014, filed via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-191940) to the Registration Statement on February 10, 2014, and incorporated herein by reference.

___________________________
*Filed Herewith

Item 29. Persons Controlled By or Under Common Control with the Fund

None.

Item 30. Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1 of the Registrant’s Registration Statement filed on March 28, 2014. Indemnification of Registrant’s Custodian is provided for in section 9.9 of the Custody Agreement incorporated herein by reference to Exhibit g.1 of the Registration Statement filed on March 28, 2014. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1 of the Registration Statement filed on March 28, 2014. The Trust has entered into Indemnification Agreements with each trustee effective as of December 5, 2013, the form of which is filed herewith, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1 of the Registration Statement filed on March 28, 2014, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VIII Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit b.1 of the Registrant’s Registration Statement filed on March 28, 2014, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VAIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
VAIA	801-67924
Armored Wolf	801-70152
Ascend	801-65340
Brigade	801-69965
Credit Suisse	801-37170
GCM	801-73422
Harvest	801-71791
ICE Canyon	801-68298
LaSalle	801-48201
Lazard	801-61701
MAST	801-63090
Newfleet	801-51559
Owl Creek	801-66113

Item 32. Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103, are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee
Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer
David Hanley	Vice President and Treasurer	None
Barry Mandinach	President	None
David C. Martin	Vice President and Chief Compliance Officer	None
Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC. 100 Pearl Street Hartford, CT 06103
Administrator and Transfer Agent:	Custodian:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103	The Bank of New York Mellon One Wall Street New York, NY 10286
Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Investment Adviser:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Alternative Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103
Subadviser to Alternative Inflation Solution Fund and Alternative Total Solution Fund:	Subadviser to Alternative Total Solution Fund:
Armored Wolf, LLC 18111 Van Karman Avenue, Suite 525 Irvine, CA 92612	Ascend Capital LLC 4 Orinda Way, Suite 200 C Orinda, CA 94563 and 50 California Street, Suite 430 San Francisco, CA 94111
Subadviser to Alternative Income Solution Fund, Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund:	Subadviser to Alternative Inflation Solution Fund

Brigade Capital Management, LLC 399 Park Avenue, 16th Floor New York, NY 10022	Credit Suisse Asset Management, LLC One Madison Avenue New York, NY 10010
Subadviser to Alternative Total Solution Fund:	Subadviser to Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund:
Graham Capital Management, L.P. 40 Highland Avenue Rowayton, CT 06853	Harvest Fund Advisors LLC 100 West Lancaster Avenue, 2nd Floor Wayne, PA 19087
Subadviser to Alternative Income Solution Fund and Alternative Total Solution Fund:	Subadviser to Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund:
ICE Canyon LLC 2000 Avenue of the Stars, 11th Floor Los Angeles, CA 90067	LaSalle Investment Management Securities, LLC 100 East Pratt Street Baltimore, MD 21202
Subadviser to Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund:	Subadviser to Alternative Income Solution Fund and Alternative Total Solution Fund:
Lazard Asset Management LLC 30 Rockefeller Plaza, 55th Floor New York, NY 10112	MAST Capital Management, LLC 200 Clarendon Street, 51st Floor Boston, MA 02116
Subadviser to Strategic Income Fund:	Subadviser to Alternative Total Solution Fund:
Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103	Owl Creek Asset Management, L.P. 640 Fifth Avenue, 20th Floor New York, NY 10019

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

PART C – OTHER INFORMATION

Exhibit List

h.6	Form of Indemnification Agreement with each trustee of Registrant, effective as of December 5, 2013
i.1	Opinion of Counsel as to legality of the shares
i.2	Consent of Sullivan & Worcester
j	Consent of Independent Registered Public Accounting Firm
n	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act
p.6	Code of Ethics of subadviser Credit Suisse
p.13	Code of Ethics of subadviser Owl Creek dated March 2014

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 19th day of November , 2014.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 19th day of November , 2014.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

*
Thomas F. Mann	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
William R. Moyer	Trustee

*
James M. Oates	Trustee

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

* Signed pursuant to Power of Attorney

VATS Offshore Fund, Ltd. has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 19th day of November , 2014.

VATS OFFSHORE FUND, LTD.

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons on behalf of VATS Offshore Fund, Ltd. in the capacities indicated on the 19th day of November , 2014.

Signature	Title

/s/ George R. Aylward
George R. Aylward	President (principal executive officer)
/s/ Francis G. Waltman
Francis G. Waltman	Sole Director
/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

1